Pensions and other postretirement benefits (Details 9) CAD in Millions	12 Months Ended
	Dec. 31, 2015 CAD years	Dec. 31, 2014	Dec. 31, 2013
Health care cost trend rate for other postretirement benefits [Abstract]
Health care cost trend rate for current year (in hundredths)	6.50%
Health care cost trend rate for next fiscal year (in hundredths)	6.50%
Health care cost ultimate trend rate (in hundredths)	4.50%
Year that rate reaches the ultimate trend rate	2028
Effect of one percentage point change in assumed health care cost trend rates [Abstract]
Effect of one percentage point increase on service and interest costs	CAD 1
Effect of one percentage point decrease on service and interest costs	1
Effect of one percentage point increase on benefit obligation	13
Effect of one percentage point decrease on benefit obligation	CAD 11
Pensions [Member]
Weighted-average assumptions used to determine projected benefit obligation [Abstract]
Discount rate	3.99%	3.87%	4.73%
Rate of compensation increase	2.75%	3.00%	3.00%
Weighted-average assumptions used to determine net periodic benefit cost [Abstract]
Discount rate	3.87%	4.73%	4.15%
Rate of compensation increase	3.00%	3.00%	3.00%
Expected return on plan assets	7.00%	7.00%	7.00%
Expected return on plan asset assumption to be used in future year (in hundredths)	7.00%
Period in years over which realized and unrealized gains/losses and appreciation/depreciation in the value of the investments are recognized based on the companies election to use market related value | years	5
Other Postretirement Benefit Plans Defined Benefit [Member]
Weighted-average assumptions used to determine projected benefit obligation [Abstract]
Discount rate	4.14%	3.86%	4.69%
Rate of compensation increase	2.75%	3.00%	3.00%
Weighted-average assumptions used to determine net periodic benefit cost [Abstract]
Discount rate	3.86%	4.69%	4.01%
Rate of compensation increase	3.00%	3.00%	3.00%